OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OTHER COMPREHENSIVE INCOME (LOSS)

12.  OTHER COMPREHENSIVE INCOME (LOSS)

The adjustment to determine other comprehensive income (loss) as included in the consolidated statements of changes in stockholders’ equity consists of the following for the years ended September 30, 2011, 2010 and 2009:

	Gross amount	Tax Effect	Net of Tax amount
2011
Gross change in unrealized loss on securities
held to maturity with OTTI	$(534)	$182	$(352)
Gross change in unrealized gain (loss) on securities
available-for-sale	1,043	(355)	688
Less reclassification for OTTI losses on
held to maturity securities included in net income	286	(97)	189
Less reclassification for gain on sale
Of available for sale securities included in net income	(76)	26	(50)
Less reclassification for OTTI losses on sale
Of available for sale securities included in net income	(21)	7	(14)

Other comprehensive income	$698	$(237)	$461

2010
Gross change in unrealized loss on securities
held to maturity with OTTI	$(648)	$220	$(428)
Gross change in unrealized gain (loss) on securities
available-for-sale	284	(97)	187
Less reclassification for OTTI losses on
held to maturity securities included in net income	177	(60)	117
Less reclassification for gain on sale
of available for sale securities included in net income	(108)	37	(71)
Less reclassification for OTTI losses on sale
of available for sale securities included in net income	53	(18)	35

Other comprehensive income	$(242)	$82	$(160)

2009
Gross change in unrealized loss on securities
held to maturity with OTTI	$(375)	$128	$(247)
Gross change in unrealized gain (loss) on securities
available-for-sale	21	(7)	14
Less reclassification for OTTI losses on
held to maturity securities included in net income	936	(318)	618
Less reclassification for gain on sale
of available for sale securities included in net income	(76)	26	(50)
Less reclassification for OTTI losses on sale
of available for sale securities included in net income	175	(60)	115

Other comprehensive income	$681	$(231)	$450